DISAGGREGATION OF REVENUE:	6 Months Ended
Jun. 30, 2022
DISAGGREGATION OF REVENUE:
DISAGGREGATION OF REVENUE:

NOTE 3 — DISAGGREGATION OF REVENUE:

Revenue by Source

The following table presents our revenue disaggregated by source (U.S. dollars in thousands):

	Six Months Ended June 30,
	2022	2021
Sonic	$335,576	$222,519
Aura	36,874	32,230
Total revenue	$372,450	$254,749

Revenue by Geographic Area

The following table presents our revenue disaggregated by geography, based on the invoice address of the customers (U.S. dollars in thousands):

	Six Months Ended June 30,
	2022	2021
United States	$129,812	$91,778
EMEA	101,952	56,642
APAC	81,732	41,612
Ireland	37,532	49,969
Israel	9,682	8,281
Other	11,740	6,467
Total revenue	$372,450	$254,749

For the six months ended June 30, 2022 and 2021, no individual country, other than those disclosed above, exceeded 10% of our total revenue. For the six months ended June 30, 2022, no individual customer exceeded 10% of our total revenue. For the six months ended June 30, 2021, we had one individual customer representing 12% of our total revenue.